GROUP STRUCTURE (Details 5) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Share capital		$ 36	$ 36
(Loss) Profit of the year		$ 457	$ 238	$ (468)
Compania De Inversiones De Energia S A [Member]
IfrsStatementLineItems [Line Items]
Joint ventures	[1]	CIESA
Main activity	[1]	Investment
Date	[1]	Dec. 31, 2022
Share capital	[1]	$ 4
(Loss) Profit of the year	[1]	93
Equity	[1]	$ 770
Compania Inversora En Transmision Electrica Citelec S A [Member]
IfrsStatementLineItems [Line Items]
Joint ventures	[2]	Citelec
Main activity	[2]	Investment
Date	[2]	Dec. 31, 2022
Share capital	[2]	$ 3
(Loss) Profit of the year	[2]	5
Equity	[2]	$ 235
C T B [Member]
IfrsStatementLineItems [Line Items]
Joint ventures		CTB
Main activity		Generation
Date		Dec. 31, 2022
Share capital		$ 48
(Loss) Profit of the year		53
Equity		$ 536
Oleoducto De Crudos Pesados [Member]
IfrsStatementLineItems [Line Items]
Joint ventures		OCP
Main activity		Investment
Date		Dec. 31, 2022
Share capital		$ 100
(Loss) Profit of the year		(4)
Equity		$ 96
Transportadora De Gas Del Sur S A [Member]
IfrsStatementLineItems [Line Items]
Joint ventures	[1]	TGS
Main activity	[1]	Gas transportation
Date	[1]	Dec. 31, 2022
Share capital	[1]	$ 4
(Loss) Profit of the year	[1]	182
Equity	[1]	$ 1,508

[1]	The Company holds a direct and indirect interest of 3.764% in TGS and 50% in CIESA, a company that holds a 51% interest in the share capital of TGS. Therefore, additionally the Company has an indirect participation of 25.50% in TGS.
[2]	The Company holds a 50% interest in Citelec, a company that holds a 52.65% interest in Transener’s capital stock; therefore, the Company has a 26.33% indirect interest in Transener. As of December 31, 2022, Transener’s common share price listed at the Buenos Aires Stock Exchange was $ 184,50, conferring Pampa’s indirect interest an approximate $ 21,598 million market value.